Financial Instruments (Schedule of Financial Instruments Measured at Fair Value) (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Assets
Qoros put option	[1]		$ 15,571
Level 3 [Member]
Assets
Long-term investment		235,218
Qoros put option			$ 71,146

[1]	Refer to Note 9.B.b.2.